LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of components of lease costs

	Years ended December 31,
	2022	2023	2024
Operating lease costs	5,434	5,359	5,050
Short-term lease costs	652	309	218
Financing lease costs:
Amortization of ROU assets	27	28	24
Interests	5	4	—
Sublease income (1)	—	—	(1,351)
Total lease costs	6,118	5,700	3,941

	December 31,
	2023	2024
Operating Leases
Land use right, net	—	1,449
Operating lease right-of-use assets (excluding land use right)	6,559	8,481
Total operating lease right-of-use assets	6,559	9,930
Operating lease liabilities, current	5,046	4,047
Operating lease liabilities, non-current	1,915	4,780
Total operating lease liabilities	6,961	8,827

	December 31,
	2023	2024
Weighted-average remaining lease term
Land use right	—	49.25
Operating leases	1.39	2.53
Financing leases	0.72	—
Weighted-average discount rate
Land use right	—	—
Operating leases	3.95%	3.23%
Financing leases	5.70%	—

	Years ended December 31,
Other information	2022	2023	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	4,932	5,707	5,152
Operating cash flows from financing leases	43	44	34
Financing cash flows from financing leases	5	4	—

(1) For the year ended December 31, 2024, the Group incurred sublease income of $1,351, and sublease cost of $727.

Schedule of future minimum lease payments for operating leases

Operating Leases
2025	4,339
2026	2,997
2027	1,574
2028	312
2029 and thereafter	90
Total minimum lease payments	9,312
Less: Imputed interest	(485)
Total lease liability balance	8,827
Minimum payments related to leases not yet commenced as of December 31, 2024	—